UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	November 12, 2002

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:   9
Form 13F Information Table Value Total:	$173,051


FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
CANADIAN NAT RES LTD	        COM 	136385101    7682	     242,100    SOLE     242,100
EXXON MOBIL CORP                COM       30231G102   13239      415,000    SOLE     415,000
GLOBALSANTAFE CORP              COM       G3930E101   23157    1,036,115    SOLE   1,036,115
MURPHY OIL CORP			  COM       626717102 	10095      123,000    SOLE     123,000
NOBLE CORPORATION               COM       G65422100    4890      157,750    SOLE     157,750
ROYAL DUTCH PETE CO             NY REG    780257804    3013       75,000    SOLE      75,000
					  EUR .56
STOLT OFFSHORE S A              SP ADR    861567105    1467      666,700    SOLE     666,700
					  REG COM
TALISMAN ENERGY INC             COM       87425E103   57414    1,431,759    SOLE   1,431,759
TESCO CORP                      COM       88157K101   52094    6,164,950    SOLE   6,164,050
